Note 17 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2022	Apr. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 01, 2022	Jun. 23, 2017
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment			$ 48,220	$ 31,479
Impairment loss recognised in profit or loss, property, plant and equipment			8,209	498	$ 0
Total property, plant and equipment	$ 178,983		178,983	149,102
Borrowings, interest rate							7.25%
Loan notes payable [member]
Statement Line Items [Line Items]
Notional amount	$ 12,000		$ 12,000			$ 7,250
Borrowings, interest rate	9.50%		9.50%			13.00%
Borrowings, term (Year)	3 years
Loan notes payable [member] | Issuance of borrowings [member]
Statement Line Items [Line Items]
Proceeds from borrowings		$ 4,500
Construction in progress [member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment			$ 468	408
Development assets [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment			8,518
Power generating assets [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment			791
Loader bottom decks [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment			101
Gensets [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment				1,001
Guide ropes [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment				310
Impaired assets [member]
Statement Line Items [Line Items]
Total property, plant and equipment	$ 0		$ 0
Central Shaft [member]
Statement Line Items [Line Items]
Increase (decrease) through transfers, property, plant and equipment				$ 18,509